Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Components of Net Periodic Benefit Cost
Service cost	$ 129	$ 119	$ 93
Interest cost	168	169	155
Expected return on plan assets	(191)	(207)	(215)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(9)	(12)
Actuarial loss (gain) amortization	161	125	64
Net periodic benefit cost	263	197	85
Net actuarial gain (loss) arising during the year	(567)	(474)	(203)
Net actuarial loss (gain) amortized during the year	161	125	64
Net prior service credit (cost) arising during the year
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(9)	(12)
Total recognized in other comprehensive income (loss)	(410)	(358)	(151)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(673)	(555)	(236)
Postretirement Welfare Plan [Member]
Components of Net Periodic Benefit Cost
Service cost	5	4	7
Interest cost	7	9	11
Expected return on plan assets	(2)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization
Actuarial loss (gain) amortization	(7)	(6)	(5)
Net periodic benefit cost	3	2	8
Net actuarial gain (loss) arising during the year	24	10	6
Net actuarial loss (gain) amortized during the year	(7)	(6)	(5)
Net prior service credit (cost) arising during the year
Net prior service cost (credit) and transition obligation (asset) amortized during the year
Total recognized in other comprehensive income (loss)	17	4	1
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 14	$ 2	$ (7)